FINANCIAL INSTRUMENTS - Schedule of Offsetting Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Total asset derivatives
Gross amounts presented in the consolidated balance sheet	$ 11,962	$ 8,194
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,618)	(4,194)
Net amount	10,344	4,000
Total liability derivatives
Gross amounts presented in the consolidated balance sheet	1,618	6,143
Gross amounts not offset in the consolidated balance sheet subject to netting agreements	(1,618)	(4,194)
Net amount	$ 0	$ 1,949